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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  MetLife of CT Fund ABD For Variable Annuities
          MetLife of CT Separate Account BD III For Variable Annuities
           MetLife of CT Separate Account Nine For Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                MetLife of CT Fund ABD II For Variable Annuities
           MetLife of CT Separate Account BD IV For Variable Annuities
            MetLife of CT Separate Account Ten For Variable Annuities


                          PORTFOLIO ARCHITECT 3 ANNUITY
                           PORTFOLIO ARCHITECT ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY
                            PREMIER ADVISERS ANNUITY
                       PREMIER ADVISERS - CLASS II ANNUITY

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED


This supplements the information contained in the Prospectuses for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

For Contract Owners of Premier Advisers Annuity and Premier Advisers -- Class II Annuity only: Effective November 12, 2007, the Worldwide Growth Portfolio of Janus Aspen Series is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).

For Contract Owners of Portfolio Architect 3 Annuity, Portfolio Architect Annuity, and Portfolio Architect XTRA Annuity only: Effective November 12, 2007, the Templeton Developing Markets Securities Fund of Franklin Templeton Variable Insurance Products Trust is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).